Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,539,853.32

Principal:
Principal Collections	$28,792,902.12
Prepayments in Full	$22,366,014.83
Liquidation Proceeds	$322,555.82
Recoveries	$8,892.98
Sub Total	$51,490,365.75
Collections	$56,030,219.07

Purchase Amounts:
Purchase Amounts Related to Principal	$467,957.75
Purchase Amounts Related to Interest	$2,791.65
Sub Total	$470,749.40

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,500,968.47

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	5
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$56,500,968.47
Servicing Fee	$1,131,364.17	$1,131,364.17	$0.00	$0.00	$55,369,604.30
Interest - Class A-1 Notes	$9,612.67	$9,612.67	$0.00	$0.00	$55,359,991.63
Interest - Class A-2 Notes	$215,960.00	$215,960.00	$0.00	$0.00	$55,144,031.63
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$54,831,389.13
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$54,684,350.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,684,350.63
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$54,616,876.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,616,876.88
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$54,566,891.05
Third Priority Principal Payment	$28,246,588.38	$28,246,588.38	$0.00	$0.00	$26,320,302.67
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$26,257,162.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,257,162.67
Regular Principal Payment	$42,921,210.27	$26,257,162.67	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$56,500,968.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$28,246,588.38
Regular Principal Payment					$26,257,162.67
Total					$54,503,751.05
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$47,018,483.34	$135.11	$9,612.67	$0.03	$47,028,096.01	$135.14
Class A-2 Notes	$7,485,267.71	$13.86	$215,960.00	$0.40	$7,701,227.71	$14.26
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$54,503,751.05	$33.85	$865,853.25	$0.54	$55,369,604.30	$34.39

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$47,018,483.34	0.1351106	$0.00	0.0000000
Class A-2 Notes	$539,900,000.00	1.0000000	$532,414,732.29	0.9861358
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,309,088,483.34	0.8130631	$1,254,584,732.29	0.7792113

Pool Information
Weighted Average APR	4.109%	4.089%
Weighted Average Remaining Term	51.70	50.84
Number of Receivables Outstanding	62,958	61,103
Pool Balance	$1,357,637,009.73	$1,305,479,788.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,299,221,956.81	$1,249,271,894.96
Pool Factor	0.8247110	0.7930275

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$19,582,196.82
Yield Supplement Overcollateralization Amount	$56,207,893.33
Targeted Overcollateralization Amount	$67,559,103.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,895,056.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		165	$207,790.92
(Recoveries)		4	$8,892.98
Net Losses for Current Collection Period			$198,897.94
Cumulative Net Losses Last Collection Period			$283,444.41
Cumulative Net Losses for all Collection Periods			$482,342.35

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.18%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.81%	462	$10,631,553.38
61-90 Days Delinquent	0.06%	32	$761,649.21
91-120 Days Delinquent	0.00%	4	$37,064.24
Over 120 Days Delinquent	0.00%	1	$19,952.16
Total Delinquent Receivables	0.88%	499	$11,450,218.99

Repossession Inventory:
Repossessed in the Current Collection Period		14	$398,362.15
Total Repossessed Inventory		23	$649,681.89

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0868%
Preceding Collection Period			0.1354%
Current Collection Period			0.1792%
Three Month Average			0.1338%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0384%
Preceding Collection Period			0.0445%
Current Collection Period			0.0606%
Three Month Average			0.0478%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer